STOCK-BASED COMPENSATION - additional details (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 359,656	$ 436,823	$ 1,214,140	$ 1,535,662
Total unrecognized compensation costs	2,579,505		2,579,505
Aggregate intrinsic value of options exercised			699,281	30,955
Fair value of shares vested			1,865,970	2,153,976
Incremental expense associated with the modification of stock options	$ 0		$ 251,866
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility					51.80%	47.40%	46.90%
Expected term (in years)					5 years 11 months 26 days	5 years 10 months 24 days	5 years 10 months 24 days
Risk-free interest rate					0.30%	1.80%	2.80%
Expected dividend yield					0.00%	0.00%	0.00%
Stock-based compensation expense					$ 1,956,009	$ 2,286,349	$ 1,329,616
Weighted average grant date fair value of the options granted					$ 1.44	$ 1.49	$ 1.52
Total unrecognized compensation costs		$ 3,897,285		$ 3,897,285	$ 3,490,761	$ 6,321,143	$ 2,386,838
Total unrecognized compensation costs expected to be recognized over a weighted-average period			1 year 2 months 23 days	1 year 4 months 20 days	1 year 3 months 10 days	1 year 4 months 20 days	1 year 1 month 9 days
Aggregate intrinsic value of options exercised					$ 109,880	$ 277,155	$ 394,679
Fair value of shares vested					$ 2,558,269	$ 1,581,077	$ 1,419,097